UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8056

                             MMA Praxis Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   P.O. Box 5356, Cincinnati, Ohio 45201-5356
--------------------------------------------------------------------------------
                    (Address of principal executive offices)
                                   (Zip code)

  Integrated Fund Services, Inc., 303 Broadway, Cincinnati, OH 45202-4203______
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800)-977-2947

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MMA Praxis Core Stock Fund
Schedule of portfolio investments
March 31, 2006 (unaudited)

                                                                       SHARES          VALUE
COMMON STOCKS -- 95.3%
ADVERTISING SERVICES -- 0.3%
WPP Group plc (b)                                                        15,700    $     942,000
                                                                                   -------------
BANKS -- 8.7%
Commerce Bancorp, Inc. (b)                                               57,700        2,114,705
Fifth Third Bancorp (b)                                                  75,000        2,952,000
Hsbc Holdings plc                                                       595,600        9,984,405
Lloyds TSB Group plc ADR (b)                                             57,400        2,209,326
State Street Corp. (b)                                                   13,500          815,805
Wells Fargo & Co.                                                       158,000       10,091,460
                                                                                   -------------
                                                                                      28,167,701
                                                                                   -------------

BROADCASTING/CABLE -- 3.8%
Comcast Corp. - Class A (a)(b)                                          331,300        8,653,556
Liberty Media Corp. - Class A (a)                                       215,200        1,766,792
NTL, Inc. (a)                                                            64,358        1,873,461
                                                                                   -------------
                                                                                      12,293,809
                                                                                   -------------

BROKERAGE SERVICES -- 4.5%
JPMorgan Chase & Co.                                                    351,000       14,615,640
                                                                                   -------------

BUILDING MATERIALS & CONSTRUCTION -- 1.0%
Vulcan Materials Co.                                                     37,000        3,206,050
                                                                                   -------------

BUSINESS SERVICES -- 1.6%
Iron Mountain, Inc. (a)(b)                                              125,400        5,108,796
                                                                                   -------------

COMPUTER EQUIPMENT & SERVICES -- 0.9%
Nokia Oyj  ADR (b)                                                       46,500          963,480
SK Telecom Co. Ltd ADR (b)                                               78,900        1,861,251
                                                                                   -------------
                                                                                       2,824,731
                                                                                   -------------

COMPUTERS & PERIPHERALS -- 2.3%
Dell, Inc. (a)                                                          114,000        3,392,640
Hewlett-Packard Co.                                                      65,700        2,161,530
Lexmark International, Inc. - Class A (a)(b)                             43,000        1,951,340
                                                                                   -------------
                                                                                       7,505,510
                                                                                   -------------

CONSTRUCTION -- 1.1%
Martin Marietta Materials, Inc.                                          33,200        3,553,396
                                                                                   -------------

CONSUMER FINANCIAL SERVICES -- 6.6%
American Express Co.                                                    317,300       16,674,115
H&R Block, Inc.                                                         210,000        4,546,500
                                                                                   -------------
                                                                                      21,220,615
                                                                                   -------------

CONTAINERS - PAPER & PLASTIC -- 2.4%
Sealed Air Corp. (b)                                                    135,000        7,812,450
                                                                                   -------------

COSMETICS & TOILETRIES -- 0.9%
Avon Products, Inc. (b)                                                  97,000        3,023,490
                                                                                   -------------

E-COMMERCE -- 0.4%
Expedia, Inc. (a)(b)                                                     25,300          512,831
IAC/InterActiveCorp. (a)(b)                                              22,200          654,234
                                                                                   -------------
                                                                                       1,167,065
                                                                                   -------------

FINANCIAL SERVICES -- 6.7%
Ameriprise Financial, Inc.                                               88,900        4,005,834
Citigroup, Inc.                                                         175,000        8,267,000
Moody's Corp.                                                            80,800        5,773,968
Morgan Stanley                                                           36,500        2,292,930
Principal Financial Group, Inc.                                          23,400        1,141,920
                                                                                   -------------
                                                                                      21,481,652
                                                                                   -------------

FOOD PRODUCTS -- 0.9%
The Hershey Co.                                                          55,000        2,872,650
                                                                                   -------------

HEALTH CARE -- 1.9%
HCA, Inc. (b)                                                           132,000        6,044,280
                                                                                   -------------

INSURANCE -- 14.9%
American International Group, Inc.                                      243,300       16,079,697
Aon Corp.                                                                75,100        3,117,401
Berkshire Hathaway, Inc. - Class A (a)                                      130       11,745,500
Chubb Corp.                                                              11,600        1,107,104
Markel Corp. (a)(b)                                                         700          236,376
Marsh & McLennan Co's., Inc.                                             83,200        2,442,752
Sun Life Financial, Inc. (b)                                             14,000          595,840
The Progressive Corp.                                                    91,000        9,487,660
Transatlantic Holdings, Inc. (b)                                         61,500        3,594,675
                                                                                   -------------
                                                                                      48,407,005
                                                                                   -------------

MANUFACTURING -- 4.6%
Tyco International Ltd.                                                 554,100       14,894,208
                                                                                   -------------

METAL MINING -- 0.3%
Rio Tinto plc                                                            16,900          857,397
                                                                                   -------------

MINERALS -- 0.3%
BHP Billiton plc                                                         47,600          869,437
                                                                                   -------------

NEWSPAPERS -- 0.4%
Gannett Co., Inc.                                                        19,500        1,168,440
                                                                                   -------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 10.1%
ConocoPhillips                                                          196,200       12,390,030
Devon Energy Corp.                                                      132,200        8,086,674
EOG Resources, Inc.                                                     113,200        8,150,400
Transocean, Inc. (a)                                                     48,000        3,854,400
                                                                                   -------------
                                                                                      32,481,504
                                                                                   -------------

PHARMACEUTICALS -- 2.7%
Cardinal Health, Inc.                                                    55,000        4,098,600
Caremark Rx, Inc. (a)                                                    94,000        4,622,920
                                                                                   -------------
                                                                                       8,721,520
                                                                                   -------------

RECREATIONAL PRODUCTS -- 1.9%
Harley-Davidson, Inc.                                                   117,400        6,090,712
                                                                                   -------------

RETAIL -- 8.0%
Costco Wholesale Corp.                                                  290,400       15,728,064
Wal-Mart Stores, Inc.                                                   213,900       10,104,636
                                                                                   -------------
                                                                                      25,832,700
                                                                                   -------------

RETAIL - ONLINE -- 0.2%
Hunter Douglas N.V                                                       10,700          710,352
                                                                                   -------------

SAVINGS & LOANS -- 3.6%
Golden West Financial Corp. (b)                                         170,500       11,576,950
                                                                                   -------------

SCHOOLS & EDUCATIONAL SERVICES -- 0.0%
Apollo Group, Inc. - Class A (a)                                            800           42,008
                                                                                   -------------

SOFTWARE & COMPUTER SERVICES -- 2.1%
Microsoft Corp.                                                         254,200        6,916,782
                                                                                   -------------

TELECOMMUNICATIONS -- 1.1%
Sprint Nextel Corp.                                                     138,600        3,581,424
                                                                                   -------------

TRANSPORTATION SERVICES -- 1.1%
Kuehne & Nagel International AG                                           3,800        1,230,881
United Parcel Service, Inc. - Class B                                    29,000        2,302,020
                                                                                   -------------
                                                                                       3,532,901
                                                                                   -------------
TOTAL COMMON STOCKS                                                                  307,523,175
                                                                                   -------------

COMMERCIAL PAPER -- 3.4%
UBS Americas, 4.83%, 4/3/06                                          11,040,000       11,037,038
                                                                                   -------------

CORPORATE NOTES -- 1.2%
COMMUNITY DEVELOPMENT -- 1.2%
MMA Community Development Investment, Inc., 2.61%, 7/1/06, (c)+       1,495,000        1,495,000
MMA Community Development Investment, Inc., 3.92%, 7/1/06, (c)+       2,370,000        2,370,000
                                                                                   -------------

TOTAL CORPORATE NOTES                                                                  3,865,000
                                                                                   -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 9.3%
SHORT TERM -- 9.3%
Krediet Bank Letter of Credit                                           192,565          192,565
Northern Institutional Liquid Asset Portfolio                        29,747,100       29,747,100
                                                                                   -------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                            29,939,665
                                                                                   -------------

TOTAL INVESTMENTS (COST $341,954,602) -- 109.2%                                      352,364,878

    Liabilities in excess of other assets -- (9.2%)                                  (29,734,185)
                                                                                   -------------

NET ASSETS -- 100.0%                                                               $ 322,630,693
                                                                                   =============

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of March 31, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.61% - 12/01, $1,495,000 and MMA Community Development Investment, Inc., 3.92% - 12/01, $2,370,000. At March 31, 2006 these securities had an aggregate market value of $3,865,000, representing 1.2% of net assets.

*     Effective yield at purchase.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2006. Date presented reflects next rate change date.

ADR - American Depositary Receipt

plc - Public Liability Co.

                                                                    UNREALIZED
FUTURES CONTRACTS PURCHASED                            CONTRACTS   APPRECIATION
                                                       ---------  -------------

S&P 500 Index Futures Contract, expiring June, 2006
  (underlying face amount  at value $4,561,550)           14         $47,250

See notes to schedule of portfolio investments.

MMA Praxis Intermediate Income Fund
Schedule of portfolio investments
March 31, 2006 (unaudited)

                                                                       PRINCIPAL
                                                                         AMOUNT            VALUE
ASSET BACKED SECURITIES -- 3.3%
Fleet Credit Card Master Trust II, Class A, 5.60%, 12/15/08          $   1,000,000    $   1,001,263
Ford Credit Auto Owner Trust, 4.17%, 1/15/09                             1,000,000          990,474
Ford Credit Auto Owner Trust, 4.30%, 8/15/09                             1,000,000          984,837
Honda Auto Receivables Owner Trust, 4.15%, 10/15/10                      1,000,000          977,672
Massachusetts RRB Special Purpose Trust, 3.78%, 9/15/10                  1,018,000          997,232
MBNA Credit Card Master Note Trust, Series 2003-A1, 3.30%, 7/15/10       1,000,000          966,649
MBNA Credit Card Master Note Trust, Series 2005-A1, 4.20%, 9/15/10       1,000,000          981,685
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11                         1,365,000        1,333,420
Standard Credit Card Master Trust, Series 1994-2, 7.25%, 4/7/08            715,000          715,163
                                                                                      -------------

TOTAL ASSET BACKED SECURITIES                                                             8,948,395
                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.6%
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41              1,000,000          967,305
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41              1,000,000          935,513
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42              1,000,000          972,317
Bear Stearns Commerical Mortgage Securities, 5.13%, 10/12/42             1,125,000        1,112,250
JP Morgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46           1,000,000          975,034
JP Morgan Securities, Inc., 4.50%, 9/25/19                                 820,433          785,247
JP Morgan Trust, 4.90%, 10/15/42                                         1,000,000          963,309
Morgan Stanley Capital, 5.01%, 1/14/42                                   1,000,000          977,176
Morgan Stanley Capital, 4.83%, 6/12/47                                   1,000,000          967,068
Residential Funding Mortgage Securities, 5.53%, 1/25/36                  1,000,000          996,563
                                                                                      -------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                 9,651,782
                                                                                      -------------
CORPORATE BONDS -- 24.1%
AGRICULTURAL SERVICES -- 0.4%
Cargill, Inc., 7.50%, 9/1/26 (a)                                         1,250,000        1,468,865
                                                                                      -------------

AUDIO/VIDEO -- 0.3%
Harman International, Inc., 7.32%, 7/1/07                                1,000,000        1,014,996
                                                                                      -------------

BROADCASTING/CABLE -- 0.7%
Comcast Corp., 5.85%, 1/15/10 (b)                                        1,000,000        1,004,057
Cox Communications, Inc., 4.63%, 1/15/10                                 1,000,000          958,604
                                                                                      -------------

                                                                                          1,962,661

                                                                                      -------------
BROKERAGE SERVICES -- 1.3%
Goldman Sachs Group, 6.65%, 5/15/09 (b)                                  1,000,000        1,036,091
Legg Mason, Inc., 6.75%, 7/2/08                                          1,300,000        1,337,254
Lehman Brothers Holdings, 7.00%, 2/1/08 (b)                              1,000,000        1,028,623
                                                                                      -------------

                                                                                          3,401,968
                                                                                      -------------

COMMERCIAL BANKS -- 1.3%
Bank of America Corp., 7.75%, 8/15/15                                    1,000,000        1,147,227
State Street Corp., 7.35%, 6/15/26                                       1,000,000        1,169,419
Wells Fargo Co., 5.13%, 9/1/12 (b)                                       1,250,000        1,228,724
                                                                                      -------------

                                                                                          3,545,370
                                                                                      -------------

COMMERCIAL BANKS-SOUTHERN U.S. -- 0.7%
Bank One Texas, 6.25%, 2/15/08                                           1,950,000        1,979,076
                                                                                      -------------

CONSTRUCTION -- 0.4%
D.R. Horton, Inc., 8.50%, 4/15/12                                          500,000          530,419
KB Home, 8.63%, 12/15/08 (b)                                               500,000          527,373
                                                                                      -------------

                                                                                          1,057,792
                                                                                      -------------

ELECTRIC - INTEGRATED -- 1.7%
Alabama Power Co., Series V, 5.60%, 3/15/33                              1,000,000          952,997
Midamerican Energy Co., 6.75%, 12/30/31                                  1,500,000        1,635,518
Pacific Gas & Electric, 6.05%, 3/1/34 (b)                                1,000,000          978,581
Puget Sound Energy, Inc., 6.74%, 6/15/18                                 1,000,000        1,069,180
                                                                                      -------------

                                                                                          4,636,276
                                                                                      -------------

ELECTRIC SERVICES -- 0.7%
AEP Texas North Co., Series B, 5.50%, 3/1/13 (b)                         1,000,000          981,843
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)                          780,813          843,731
                                                                                      -------------

                                                                                          1,825,574
                                                                                      -------------

ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 0.6%
Applied Materials, Inc., 7.13%, 10/15/17                                 1,400,000        1,496,863
                                                                                      -------------

FINANCE - AUTO LOANS -- 0.5%
Ford Motor Credit Co., 7.25%, 10/25/11                                   1,000,000          911,231
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)                        500,000          450,103
                                                                                      -------------

                                                                                          1,361,334
                                                                                      -------------

FINANCIAL SERVICES -- 1.2%
General Electric Capital Corp., 6.88%, 11/15/10                          1,000,000        1,058,102
General Electric Capital Corp., 6.75%, 3/15/32 (b)                       1,000,000        1,113,579
SLM Corp., 4.00%, 1/15/09                                                1,000,000          961,393
                                                                                      -------------

                                                                                          3,133,074
                                                                                      -------------

FIRE, MARINE & CASUALTY INSURANCE -- 0.4%
Berkley Corp., 5.13%, 9/30/10                                            1,000,000          970,588
                                                                                      -------------

FOOD PROCESSING -- 1.0%
Dean Foods Co., 8.15%, 8/1/07                                              750,000          765,000
General Mills, Inc., 5.13%, 2/15/07                                      1,000,000          998,388
Hormel Foods Corp., 6.63%, 6/1/11                                        1,000,000        1,047,000
                                                                                      -------------

                                                                                          2,810,388
                                                                                      -------------

GENERAL MEDICAL & SURGICAL HOSPITALS -- 0.4%
Healthcare (Hca), Inc., 6.95%, 5/1/12 (b)                                1,000,000        1,009,660
                                                                                      -------------

GOVERNMENTS (FOREIGN) -- 0.2%
Province of Ontario, 5.70%, 12/1/08                                        500,000          444,460
                                                                                      -------------

INSURANCE -- 1.2%
Allstate Corp., 7.50%, 6/15/13                                           1,100,000        1,222,990
Old Republic International Corp., 7.00%, 6/15/07                         1,000,000        1,013,424
Principal Life Global, 6.25%, 2/15/12 (a)(b)                             1,000,000        1,034,840
                                                                                      -------------
                                                                                          3,271,254
                                                                                      -------------

INTERNAL COMBUSTION ENGINES -- 0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11                                  1,000,000        1,105,000
                                                                                      -------------

MEDICAL - BIOMEDICAL/GENETIC -- 0.5%
Amgen, Inc., 4.00%, 11/18/09 (b)                                         1,500,000        1,434,564
                                                                                      -------------

MEDICAL EQUIPMENT & SUPPLIES -- 0.4%
Beckman Instruments, Inc., 7.05%, 6/1/26                                 1,010,000        1,113,843
                                                                                      -------------

NATURAL GAS PRODUCTION AND/OR DISTRIBUTION -- 1.6%
Indiana Gas Co., 6.55%, 6/30/28                                            250,000          258,025
Keyspan Gas East, 7.88%, 2/1/10                                          1,250,000        1,349,782
National Fuel Gas Co., 6.30%, 5/27/08 (b)                                1,000,000        1,016,812
Northern Natural Gas, 5.38%, 10/31/12 (a)                                1,000,000          990,864
Southern Union Co., 8.25%, 11/15/29 (b)                                  1,050,000        1,223,192
                                                                                      -------------

                                                                         4,550,000        4,838,675
                                                                                      -------------

NETWORKING -- 0.4%
Cisco Systems, Inc., 5.25%, 2/22/11                                      1,000,000          991,466
                                                                                      -------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 1.6%
Anadarko Finance Co., 7.50%, 5/1/31 (b)                                  1,000,000        1,162,826
Burlington Resources, Inc., 7.38%, 3/1/29                                1,073,000        1,264,307
Conoco, Inc., 6.95%, 4/15/29 (b)                                         1,075,000        1,216,139
Pemex Project, 7.38%, 12/15/14                                             500,000          533,750
XTO Energy, Inc., 7.50%, 4/15/12                                           500,000          545,879
                                                                                      -------------

                                                                                          4,722,901
                                                                                      -------------

PUBLISHING - JOURNALS -- 0.5%
Thomson Corp., 6.20%, 1/5/12                                             1,200,000        1,232,957
                                                                                      -------------

REAL ESTATE -- 0.4%
EOP Operating LP, 7.00%, 7/15/11                                         1,000,000        1,052,172
                                                                                      -------------

RETAIL - BUILDING PRODUCTS -- 0.4%
Home Depot, Inc., 5.40%, 3/1/16                                          1,000,000          987,958
                                                                                      -------------

RETAIL - DISCOUNT -- 0.8%
Dollar General Corp., 8.63%, 6/15/10                                     1,000,000        1,075,000
Wal-Mart Stores, 7.55%, 2/15/30                                          1,000,000        1,198,944
                                                                                      -------------

                                                                                          2,273,944
                                                                                      -------------

RETAIL - FOOD -- 1.2%
Delhaize America, Inc., 8.13%, 4/15/11                                   1,000,000        1,079,539
Kroger Co., 7.63%, 9/15/06                                               1,000,000        1,009,048
YUM! Brands, Inc., 8.88%, 4/15/11 (b)                                    1,000,000        1,126,380
                                                                                      -------------

                                                                                          3,214,967
                                                                                      -------------

SUPRANATIONAL BANK -- 0.4%
Corporation Andina de Fomento, 5.20%, 5/21/13                            1,000,000          969,724
                                                                                      -------------

TELEPHONE - INTEGRATED -- 0.8%
GTE California, Inc., 7.65%, 3/15/07 (b)                                 1,000,000        1,019,974
Sprint Capital Corp., 7.63%, 1/30/11 (b)                                 1,000,000        1,081,496
                                                                                      -------------

                                                                                          2,101,470
                                                                                      -------------

TRANSPORTATION SERVICES -- 1.0%
Golden State Petroleum Transportation, 8.04%, 2/1/19                     1,000,000        1,043,250
Union Tank Car Co., 7.13%, 2/1/07                                        1,550,000        1,574,440
                                                                                      -------------
                                                                                          2,617,690
                                                                                      -------------

UTILITIES - NATURAL GAS -- 0.4%
Michigan Consolidated Gas Co., 8.25%, 5/1/14                             1,000,000        1,162,950
                                                                                      -------------

TOTAL CORPORATE BONDS                                                                    65,210,480
                                                                                      -------------
CORPORATE NOTES -- 1.3%
COMMUNITY DEVELOPMENT -- 1.3%
MMA Community Development Investment, Inc., 2.61%, 7/1/06,  (c)+         1,350,000        1,350,000
MMA Community Development Investment, Inc., 3.92%, 7/1/06,  (c)+         2,025,000        2,025,000
                                                                                      -------------

TOTAL CORPORATE NOTES                                                                     3,375,000
                                                                                      -------------
INTEREST ONLY BONDS -- 0.6%
FREDDIE MAC -- 0.4%
5.00%, 5/15/23                                                           2,408,733          119,677
5.00%, 4/15/29                                                           2,000,000          466,851
5.50%, 11/15/32                                                          1,200,000          447,533
                                                                                      -------------

                                                                                          1,034,061
                                                                                      -------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 0.2%
1.03%, 4/16/07                                                          12,311,675          492,948
                                                                                      -------------

TOTAL INTEREST ONLY BONDS                                                                 1,527,009
                                                                                      -------------

MUTUAL FUND -- 0.6%
MUTUAL FUNDS
Pax World High Yield Fund                                                  187,869        1,583,735
                                                                                      -------------

U.S. GOVERNMENT AGENCIES -- 69.2%
FANNIE MAE -- 37.1%
7.25%, 1/1/07                                                            1,625,000        1,661,055
4.75%, 1/2/07 (b)                                                        1,250,000        1,245,744
6.63%, 10/15/07                                                            450,000          459,943
5.25%, 1/15/09 (b)                                                       4,400,000        4,417,547
7.25%, 1/15/10                                                           2,950,000        3,160,795
7.45%, 10/1/11                                                           3,039,715        3,063,383
6.13%, 3/15/12 (b)                                                       4,700,000        4,922,545
4.38%, 3/15/13 (b)                                                       2,500,000        2,382,320
4.38%, 7/17/13                                                           5,250,000        4,975,388
4.13%, 4/15/14 (b)                                                       4,000,000        3,728,068
7.35%, 1/1/15                                                              360,189          392,735
5.00%, 4/15/15 (b)                                                       2,250,000        2,227,095
7.00%, 7/1/15                                                               20,120           20,795
4.38%, 10/15/15 (b)                                                     11,000,000       10,366,234
5.00%, 7/1/18                                                            1,059,950        1,035,470
5.00%, 9/1/18                                                            1,290,435        1,260,632
7.00%, 11/1/19                                                             118,298          122,192
7.00%, 11/1/19                                                             171,036          176,664
5.00%, 7/1/23                                                            1,899,226        1,828,134
5.00%, 4/1/24                                                            1,880,334        1,808,219
5.00%, 4/1/25                                                            2,327,383        2,236,060
5.00%, 7/1/25                                                            2,100,399        2,017,983
5.00%, 10/1/25                                                           2,435,093        2,339,544
5.50%, 11/1/25                                                           1,960,125        1,928,582
8.50%, 9/1/26                                                              485,197          520,682
6.63%, 11/15/30                                                          2,500,000        2,933,175
6.50%, 5/1/31                                                              175,242          178,802
6.50%, 6/1/32                                                              400,050          409,015
6.00%, 10/1/32                                                             353,188          353,520
5.00%, 2/1/33                                                            1,592,029        1,519,920
5.50%, 3/1/33                                                              921,825          901,993
5.50%, 4/1/33                                                              688,886          673,778
3.55%, 6/1/33                                                            1,014,495        1,010,960
6.00%, 8/1/33                                                              813,045          813,045
4.32%, 10/1/33                                                           1,667,306        1,642,990
6.00%, 10/1/33                                                             800,355          800,355
4.10%, 2/1/34                                                            1,969,602        1,990,193
5.50%, 2/1/34                                                            1,358,885        1,326,612
5.50%, 2/1/34                                                            1,274,436        1,244,169
4.02%, 4/1/34                                                              619,238          634,455
4.36%, 4/1/34                                                              140,197          144,659
4.20%, 5/1/34                                                            1,132,631        1,102,517
5.50%, 5/1/34                                                            1,359,295        1,329,485
6.00%, 8/1/34                                                            2,597,872        2,597,872
5.00%, 10/1/34                                                           1,760,573        1,676,212
5.50%, 10/1/34                                                           1,575,513        1,540,152
5.50%, 11/1/34                                                           1,618,126        1,579,695
6.00%, 11/1/34                                                           3,088,646        3,088,646
5.50%, 1/1/35                                                            2,435,551        2,380,889
5.50%, 1/1/35                                                            1,642,581        1,603,570
5.00%, 10/1/35                                                           2,917,477        2,777,681
5.50%, 10/1/35                                                           3,676,150        3,589,401
6.00%, 10/1/35                                                           1,979,550        1,979,550
                                                                                      -------------

                                                                                        100,121,120
                                                                                      -------------

FEDERAL FARM CREDIT BANK -- 0.7%
4.88%, 12/16/15                                                          2,000,000        1,949,246
                                                                                      -------------

FEDERAL HOME LOAN BANK -- 1.6%
3.75%, 8/15/07 (b)                                                       1,000,000          982,122
4.13%, 8/13/10                                                           1,000,000          960,326
6.63%, 11/15/10                                                            900,000          952,018
3.88%, 6/14/13                                                             300,000          276,604
4.50%, 9/16/13                                                           1,250,000        1,196,929
                                                                                      -------------

                                                                                          4,367,999
                                                                                      -------------

FREDDIE MAC -- 26.1%
3.30%, 9/14/07                                                           1,000,000          975,001
9.00%, 6/1/08                                                                  997            1,084
6.75%, 1/15/09                                                             252,736          255,243
5.75%, 3/15/09 (b)                                                       5,450,000        5,544,998
3.75%, 7/15/09                                                           2,000,000        2,432,140
4.13%, 7/12/10 (b)                                                       1,987,000        1,909,928
4.00%, 9/1/10                                                            1,357,350        1,306,249
6.88%, 9/15/10 (b)                                                         831,000          887,359
6.00%, 6/15/11                                                           2,500,000        2,595,163
5.00%, 7/15/14 (b)                                                       5,000,000        4,932,564
4.75%, 11/17/15                                                          5,500,000        5,314,468
4.75%, 1/19/16 (b)                                                       3,500,000        3,378,935
5.50%, 9/1/17                                                            1,201,353        1,194,388
6.00%, 9/1/17                                                            1,737,494        1,758,111
5.00%, 10/1/17                                                             891,395          871,206
5.50%, 11/1/17                                                           1,385,463        1,377,557
6.00%, 2/1/18                                                              867,454          878,051
5.00%, 5/1/18                                                              795,353          776,635
4.50%, 6/1/18                                                            2,186,351        2,091,175
5.00%, 9/1/18                                                            1,269,835        1,240,251
5.00%, 9/1/18                                                            1,202,323        1,174,027
5.00%, 10/1/18                                                           1,311,878        1,281,217
5.00%, 11/1/18                                                           1,285,502        1,255,247
5.00%, 4/1/19                                                            2,170,067        2,116,932
6.75%, 9/15/29                                                             675,000          799,849
7.00%, 2/1/30                                                              956,584          984,584
7.50%, 7/1/30                                                              950,500          992,876
5.00%, 12/15/30                                                          2,000,000        1,932,182
6.50%, 2/1/31                                                               55,623           56,701
7.00%, 3/1/31                                                              543,677          559,591
6.75%, 3/15/31                                                           2,980,000        3,564,350
5.00%, 4/15/31                                                           2,000,000        1,935,022
6.50%, 8/1/31                                                               44,501           45,487
6.50%, 2/1/32                                                              408,862          417,917
6.00%, 10/1/32                                                           1,247,316        1,249,265
5.50%, 8/1/33                                                            1,923,977        1,882,220
5.50%, 11/1/33                                                           1,424,038        1,393,132
5.50%, 12/1/33                                                           1,147,999        1,123,084
2.95%, 5/1/34                                                              927,475          910,492
3.03%, 5/1/34                                                            1,407,919        1,381,037
6.00%, 11/1/34                                                           1,239,634        1,241,067
5.00%, 7/1/35                                                            1,932,769        1,839,422
5.00%, 7/1/35                                                            2,869,076        2,730,508
                                                                                      -------------

                                                                                         70,586,715
                                                                                      -------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 2.3%
7.50%, 9/15/07                                                              34,218           35,888
6.75%, 4/15/16                                                             119,412          123,745
7.00%, 12/20/30                                                            202,808          209,793
6.50%, 4/20/31                                                             227,195          233,206
6.50%, 7/20/31                                                             193,936          198,980
6.50%, 10/20/31                                                            422,684          433,866
7.00%, 10/20/31                                                            117,268          121,307
7.00%, 3/20/32                                                             485,335          502,051
6.50%, 5/20/32                                                             251,617          258,245
4.50%, 1/20/34                                                           1,118,288        1,119,917
6.93%, 9/15/39                                                           2,039,511        2,105,164
6.85%, 10/15/39                                                            724,085          744,856
                                                                                      -------------
                                                                                          6,087,018
                                                                                      -------------

SMALL BUSINESS ADMINISTRATION -- 0.0%
5.00%, 9/25/18                                                             108,177          108,237
                                                                                      -------------

TENNESSEE VALLEY AUTHORITY -- 1.4%
6.25%, 12/15/17                                                          2,000,000        2,167,118
4.65%, 6/15/35                                                           1,750,000        1,567,074
                                                                                      -------------

                                                                                          3,734,192
                                                                                      -------------
TOTAL U.S. GOVERNMENT AGENCIES                                                          186,954,527
                                                                                      -------------
U.S. TREASURY OBLIGATIONS -- 0.0%
PRIVATE EXPORT FUNDING -- 0.0%
Export Funding Trust, Series 1995-A, Class A, 8.21%, 12/29/06               24,827           25,078
                                                                                      -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 18.0%
SHORT TERM -- 18.0%
Bank of New York City Letter of Credit                                      17,779           17,779
Fannie Mae
    5.00%, 3/25/15                                                          75,022           60,888
    5.00%, 12/25/17                                                        135,850           90,169
    3.50%, 6/25/23                                                         107,666           52,276
    5.57%, 6/25/33                                                         101,381           51,511
    5.37%, 11/25/33                                                        101,381           73,921
Fannie Mae Pool #735676 5.00%, 7/1/35                                       83,470           72,884
Freddie Mac
    4.50%, 9/15/22                                                         104,586           80,696
    4.50%, 4/15/25                                                          63,985           55,467
    5.07%, 11/15/30                                                        101,381           78,897
    4.25%, 12/15/30                                                        177,777          108,753
    5.15%, 7/15/31                                                         101,381           76,624
    5.20%, 4/15/32                                                          91,242           64,446
    3.50%, 5/15/32                                                         145,971           34,954
    5.50%, 12/15/33                                                        101,381           98,344
    5.55%, 8/15/35                                                          67,806           68,084
Freddie Mac Pool #A46242 5.00%, 7/1/35                                     254,935          234,236
Freddie Mac Pool #G02105 6.00%, 2/1/36                                     336,716          337,325
Freddie Mac Pool #N31283 5.00%, 3/1/36                                     339,989          328,203
Freddie Mac Pool #G02136 5.00%, 3/1/36                                     340,808          325,633
Northern Institutional Liquid Asset Portfolio                           45,884,823       45,884,823
U.S. Treasury Note, 3.125%, 5/15/07                                         68,958           68,442
U.S. Treasury Note, 4.375%, 12/31/07                                         5,404            5,418
U.S. Treasury Note, 3%, 2/15/09                                             66,498           63,485
U.S. Treasury Note, 3.625%, 6/15/10                                         57,483           55,441
U.S. Treasury Note, 5%, 8/15/2011                                           87,078           88,315
U.S. Treasury Note, 4.5%, 2/15/16                                           69,986           68,428
                                                                                      -------------

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                               48,545,442
                                                                                      -------------

TOTAL INVESTMENTS (COST $331,651,463) -- 120.7%                                         325,821,448

     Liabilities in excess of other assets -- (20.7%)                                   (55,884,655)
                                                                                      -------------

NET ASSETS -- 100.0%                                                                  $ 269,936,793
                                                                                      =============

-----------

(a) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At March 31, 2006, these securities were valued at $4,338,300 or 1.61% of net assets. (b) All or part of this security was on loan, as of March 31, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.61% - 12/01, $1,350,000 and MMA Community Development Investment, Inc., 3.92% - 12/01, $2,025,000. At March 31, 2006 these securities had an aggregate market value of $3,375,000, representing 1.3% of net assets.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2006. Date presented reflects next rate change date.

                                                                     UNREALIZED
SWAP AGREEMENTS                                         UNITS       DEPRECIATION
                                                        -----       ------------

Sold 5 Year Credit Default Swap Protection
with Morgan Stanley, based upon Gannett Co.
Inc., 6.38%, 4/1/12, Maturing 12/20/09,
(Notional amount of $1,000,000)                          1              $874

See notes to schedule of portfolio investments.

MMA Praxis International Fund
Schedule of portfolio investments
March 31, 2006 (unaudited)

                                                                        SHARES          VALUE

COMMON STOCKS -- 97.8%
ARGENTINA -- 0.2%
AGRICULTURE -- 0.1%
Cresud S.A. ADR (b)                                                      11,503     $     165,988
                                                                                    -------------
BANKS -- 0.0%
Banco Macro Bansud S.A. (a)(b)                                            1,533            35,152
                                                                                    -------------
REAL ESTATE -- 0.1%
IRSA Inversiones y Representaciones S.A. (a)                             16,061           190,323
                                                                                    -------------
                                                                                          391,463
                                                                                    -------------

BELGIUM -- 1.3%
CHEMICALS-SPECIALTY -- 0.2%
Umicore (b)                                                               2,160           299,095
                                                                                    -------------
SPECIAL PURPOSE ENTITY -- 0.7%
Groupe Bruxelles Lamber S.A                                               9,965         1,108,229
                                                                                    -------------
TELECOMMUNICATIONS -- 0.4%
Option N.V. (a)(b)                                                        6,836           689,024
                                                                                    -------------
                                                                                        2,096,348
                                                                                    -------------

BERMUDA -- 0.3%
INSURANCE -- 0.3%
Catlin Group Ltd.                                                        63,967           525,330
                                                                                    -------------
BRAZIL -- 0.2%
TELECOMMUNICATIONS -- 0.2%
Tele Norte Leste Participacoes S.A                                        4,553            75,944
Telemig Celular Participacoes S.A.(b)                                     4,245           202,317
                                                                                    -------------
                                                                                          278,261
                                                                                    -------------

CANADA -- 0.4%
GOLD MINING -- 0.2%
Barrick Gold Corp.                                                       11,690           318,436
                                                                                    -------------
WIRELESS TELECOMMUNICATIONS -- 0.2%
Sierra Wireless (a)                                                      29,400           342,891
                                                                                    -------------
                                                                                          661,327
                                                                                    -------------

DENMARK -- 0.2%
INSURANCE -- 0.2%
Trygvesta  AS (b)                                                         6,214           363,643
                                                                                    -------------

FINLAND -- 1.5%
MACHINERY & ENGINEERING -- 0.5%
KCI Konecranes Oyj (b)                                                   44,800           770,683
                                                                                    -------------
PAPER PRODUCTS -- 0.6%
UPM-Kymmene Oyj                                                          43,200         1,020,534
                                                                                    -------------
TELECOMMUNICATIONS -- 0.4%
Elisa Oyj                                                                32,000           634,999
                                                                                    -------------
                                                                                        2,426,216
                                                                                    -------------

FRANCE -- 11.3%
AIRLINES -- 0.5%
Air France KLM (b)                                                       31,243           735,419
                                                                                    -------------
BANKS -- 1.7%
BNP Paribas (a)                                                           2,833           254,145
BNP Paribas S.A                                                          28,336         2,631,236
                                                                                    -------------
                                                                                        2,885,381
                                                                                    -------------

BUILDING & CONSTRUCTION -- 1.8%
Bouygues S.A                                                             16,180           859,523
Compagnie de Saint-Gobain                                                20,239         1,413,507
Imerys S.A. (b)                                                           9,172           772,250
                                                                                    -------------
                                                                                        3,045,280
                                                                                    -------------

ELECTRIC SERVICES -- 1.2%
Carbone Lorraine S.A                                                      3,262           174,550
Schneider Electric S.A. (b)                                              15,828         1,708,492
                                                                                    -------------
                                                                                        1,883,042
                                                                                    -------------

FOOD DIVERSIFIED -- 1.3%
Sodexho Alliance S.A                                                     42,521         2,019,290
                                                                                    -------------
FOOD RETAIL -- 1.0%
Carrefour S.A                                                            29,226         1,554,330
                                                                                    -------------
INSURANCE -- 0.8%
CNP Assurances                                                           13,319         1,342,469
                                                                                    -------------
MEDIA -- 1.5%
Vivendi Universal S.A                                                    72,341         2,483,668
                                                                                    -------------
MEDICAL LABS -- 0.1%
Eurofins Scientific (a)                                                   1,605            91,250
                                                                                    -------------
OFFICE AUTOMATION & EQUIPMENT -- 1.1%
Neopost S.A                                                              15,558         1,690,657
                                                                                    -------------
PUBLISHING -- 0.3%
Pagesjaunes (b)                                                          17,579           493,647
                                                                                    -------------
                                                                                       18,224,433
                                                                                    -------------

GERMANY -- 10.9%
APPAREL MANUFACTURERS -- 0.7%
Adidas-Salomon AG (b)                                                     5,757         1,139,125
                                                                                    -------------
BANKS -- 2.0%
Deutsche Bank AG                                                         28,578         3,259,578
                                                                                    -------------
BUILDING & CONSTRUCTION -- 0.3%
Bilfinger Berger AG                                                       7,686           502,809
                                                                                    -------------
CHEMICALS -- 1.0%
BASF AG (b)                                                              19,952         1,563,384
                                                                                    -------------
ELECTRIC - INTEGRATED -- 2.8%
RWE AG (b)                                                               49,589         4,319,401
                                                                                    -------------
INSURANCE -- 0.3%
Allianz AG                                                                2,696           450,525
                                                                                    -------------
MACHINERY / PRINT TRADE -- 0.4%
Heidelberger Druckmaschin (b)                                            16,367           723,126
                                                                                    -------------
PHARMACEUTICALS -- 1.3%
Fresenius AG                                                             11,708         2,102,745
                                                                                    -------------
PUBLISHING -- 0.1%
Axel Springer AG                                                          1,203           163,227
                                                                                    -------------
REAL ESTATE -- 1.1%
IVG Immobilien AG                                                        58,763         1,766,913
Patrizia Immobilien AG (a)                                                  738            20,563
                                                                                    -------------
                                                                                        1,787,476
                                                                                    -------------

TELECOMMUNICATIONS -- 0.5%
Deutsche Telekom AG (a)                                                  50,013           843,396
                                                                                    -------------
TIRE & RUBBER -- 0.4%
Continental  AG                                                           5,485           605,015
                                                                                    -------------
                                                                                       17,459,807
                                                                                    -------------

HONG KONG -- 1.7%
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Guoco Group Ltd.                                                        114,000         1,459,674
                                                                                    -------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.3%
Hysan Development Company Ltd.                                          150,000           427,235
                                                                                    -------------
TELEVISION -- 0.5%
Television Broadcasts Ltd.                                              140,000           793,896
                                                                                    -------------
                                                                                        2,680,805
                                                                                    -------------

IRELAND -- 2.4%
BANKS -- 1.1%
Anglo Irish Bank Corp. plc                                              104,994         1,729,866
                                                                                    -------------
BUILDING PRODUCTS -- 0.4%
CRH plc                                                                  20,079           702,504
                                                                                    -------------
FINANCIAL SERVICES -- 0.9%
Irish Life & Permanent plc                                               58,277         1,396,474
                                                                                    -------------
                                                                                        3,828,844
                                                                                    -------------

ITALY -- 0.3%
BUILDING & CONSTRUCTION -- 0.0%
Impregilo SpA (a)                                                        17,581            76,303
                                                                                    -------------
RETAIL -- 0.3%
Geox SpA                                                                 31,199           415,759
                                                                                    -------------
                                                                                          492,062
                                                                                    -------------

JAPAN -- 22.8%
AUTOMOTIVE -- 2.7%
Toyota Motor Corp.                                                       79,600         4,347,658
                                                                                    -------------
BANKS -- 3.2%
Bank of Yokohama Ltd.                                                   122,000           999,006
Chiba Bank                                                               67,000           595,872
Mitsubishi Tokyo Financial Group, Inc.                                      182         2,782,757
Sumitomo Trust & Banking Co.                                             58,000           671,021
                                                                                    -------------
                                                                                        5,048,656
                                                                                    -------------

BUILDING & CONSTRUCTION -- 0.3%
Okumura Corp.                                                            92,000           506,401
                                                                                    -------------
CHEMICALS -- 1.2%
Hitachi Chemical Co. Ltd.                                                24,500           703,419
Sanyo Chemical Industries Ltd. (b)                                       28,000           253,302
Sumitomo Bakelite Co. Ltd.                                               20,000           181,100
Sumitomo Chemical Co. Ltd.                                               60,000           488,257
Tokuyama Corp. (b)                                                       22,000           373,005
                                                                                    -------------
                                                                                        1,999,083
                                                                                    -------------

COMPUTER SERVICES -- 0.2%
NEC Fielding Ltd.                                                        17,600           306,477
                                                                                    -------------
COSMETICS & TOILETRIES -- 0.4%
Shiseido Company Ltd.                                                    34,000           632,491
                                                                                    -------------
ELECTRONIC & ELECTRICAL - GENERAL -- 3.8%
CANON, Inc.                                                              16,000         1,058,739
Fanuc Ltd.                                                               17,800         1,713,093
Ngk Insulators Ltd.                                                      41,000           602,158
Sharp Corp.                                                              49,000           867,828
THK CO. Ltd                                                              54,100         1,737,081
                                                                                    -------------
                                                                                        5,978,899
                                                                                    -------------

ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 1.0%
ADVANTEST CORP                                                            7,900           941,490
Rohm Co. Ltd.                                                             7,000           740,285
                                                                                    -------------
                                                                                        1,681,775
                                                                                    -------------

ENTERTAINMENT SYSTEMS -- 0.7%
Nintendo Co. Ltd.                                                         7,100         1,061,457
                                                                                    -------------
FINANCIAL SERVICES -- 4.1%
Mizuho Financial Group                                                      230         1,881,419
Nomura Holdings, Inc.                                                    62,300         1,389,148
Orix Corp.                                                               10,100         3,144,318
                                                                                    -------------
                                                                                        6,414,885
                                                                                    -------------

FOOD PRODUCTS & SERVICES -- 0.1%
Ezaki Glico Co. Ltd.                                                     24,000           223,232
                                                                                    -------------
INSURANCE -- 1.4%
Mitsui Sumitomo Insurance Co.                                           128,000         1,740,734
Sompo Japan Insurance, Inc.                                              32,000           463,997
                                                                                    -------------
                                                                                        2,204,731
                                                                                    -------------

MACHINERY / PRINT TRADE -- 0.3%
Komori Corp.                                                             19,000           443,024
                                                                                    -------------
MOTION PICTURES & SERVICES -- 0.2%
Toho Co. Ltd.                                                            16,600           320,085
                                                                                    -------------
PHARMACEUTICALS -- 0.1%
Eisai Co. Ltd.                                                            4,400           191,735
                                                                                    -------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.7%
Mitsubishi Estate Co. Ltd.                                               35,000           829,476
Tokyo Tatemono Co. Ltd.                                                  34,000           370,830
                                                                                    -------------
                                                                                        1,200,306
                                                                                    -------------

RETAIL -- 1.0%
Isetan Co. Ltd.                                                          21,400           466,265
Takashimaya Co. Ltd. (b)                                                 31,000           472,406
Yamada Denki Co. Ltd. (b)                                                 5,500           633,977
                                                                                    -------------
                                                                                        1,572,648
                                                                                    -------------

TEXTILES -- 0.7%
TORAY INDUSTRIES, INC                                                   140,000         1,146,401
                                                                                    -------------
TRANSPORTATION SERVICES -- 0.7%
Central Japan Railway Co.                                                   117         1,152,856
                                                                                    -------------
                                                                                       36,432,800
                                                                                    -------------

MEXICO -- 1.1%
BUILDING PRODUCTS -- 1.1%
Cemex S.A. ADR                                                           26,720         1,744,282
                                                                                    -------------

NETHERLANDS -- 6.1%
BANKS -- 0.8%
Abn Amro Holding N.V                                                     45,476         1,362,985
                                                                                    -------------
BUILDING & CONSTRUCTION -- 0.1%
Koninklijke Boskalis Westminster N.V                                      2,344           151,354
                                                                                    -------------
CHEMICALS -- 0.4%
Akzo Nobel N.V                                                           12,825           680,364
                                                                                    -------------
DISTRIBUTION/WHOLESALE -- 0.5%
Buhrmann N.V. (a)(b)                                                     45,243           800,228
                                                                                    -------------
ELECTRONIC & ELECTRICAL - GENERAL -- 2.2%
Philips Electronics N.V                                                 100,578         3,398,293
                                                                                    -------------
FINANCIAL SERVICES -- 1.0%
ING Groep N.V                                                            38,287         1,512,092
                                                                                    -------------
FOOD DIVERSIFIED -- 0.2%
Wessanen N.V                                                             22,970           383,459
                                                                                    -------------
HUMAN RESOURCES -- 0.7%
Randstad Holding N.V                                                      4,834           286,427
USG People N.V. (a)(b)                                                   11,904           861,668
                                                                                    -------------
                                                                                        1,148,095
                                                                                    -------------

TELECOMMUNICATIONS -- 0.2%
Koninklijke (Royal) KPN N.V                                              35,199           396,572
                                                                                    -------------
                                                                                        9,833,442
                                                                                    -------------

NORWAY -- 1.3%
OIL COMP-INTEGRATED -- 0.5%
Statoil ASA (b)                                                          29,500           850,546
                                                                                    -------------
SHIPBUILDING -- 0.2%
Aker Yards AS                                                             3,560           265,566
                                                                                    -------------
TELECOM SERVICES -- 0.6%
Telenor ASA                                                              97,800         1,051,822
                                                                                    -------------
                                                                                        2,167,934
                                                                                    -------------

RUSSIA -- 0.3%
STEEL -- 0.3%
Evraz Group GDR                                                          17,963           458,057
                                                                                    -------------

SINGAPORE -- 0.1%
AIRLINES -- 0.1%
Singapore Airlines Ltd.                                                  17,000           147,259
                                                                                    -------------

SOUTH KOREA -- 0.4%
AUTOMOTIVE -- 0.3%
Hyundai Motor Co. Ltd. GDR (b)                                           14,807           396,827
                                                                                    -------------
FOOD PRODUCTS -- 0.1%
Lotte Confectionary Co. Ltd. (a)                                            191           240,384
                                                                                    -------------
RETAIL -- 0.0%
Lotte Shopping Co. Ltd. (a)(d)                                            1,477            29,806
                                                                                    -------------
                                                                                          667,017
                                                                                    -------------

SPAIN -- 1.1%
BUILDING & CONSTRUCTION -- 0.1%
Fomento De Construc Y Contra                                              3,157           233,682
                                                                                    -------------
UTILITIES - TELECOMMUNICATIONS -- 1.0%
Telefonica S.A                                                          101,415         1,591,040
                                                                                    -------------
                                                                                        1,824,722
                                                                                    -------------

SWEDEN -- 0.9%
METAL PROCESSORS -- 0.9%
Assa Abloy AB (a)(b)                                                     78,800         1,461,713
                                                                                    -------------

SWITZERLAND -- 8.4%
BANKS -- 1.0%
UBS AG Registered                                                        14,507         1,592,673
                                                                                    -------------
CHEMICALS -- 0.8%
Lonza Group AG                                                           18,561         1,271,457
                                                                                    -------------
FOOD PRODUCTS -- 2.2%
Lindt & Spruengli AG                                                        240           445,463
Nestle S.A.                                                              10,701         3,174,982
                                                                                    -------------
                                                                                        3,620,445
                                                                                    -------------

INSURANCE -- 1.1%
Baloise Holding Ltd.                                                      9,574           682,258
Swiss Re                                                                 14,880         1,039,267
                                                                                    -------------
                                                                                        1,721,525
                                                                                    -------------

INVESTMENT COMPANIES -- 0.6%
Pargesa Holding AG (b)                                                    9,444           910,117
                                                                                    -------------
PHARMACEUTICALS -- 2.6%
Novartis AG                                                              26,723         1,485,351
Roche Holding AG                                                         18,918         2,815,182
                                                                                    -------------
                                                                                        4,300,533
                                                                                    -------------

PUBLISHING -- 0.1%
Edipresse S.A.                                                              245           108,474
                                                                                    -------------
                                                                                       13,525,224
                                                                                    -------------

TAIWAN -- 1.0%
CHEMICALS -- 0.1%
Taiwan Fertilizer Co. Ltd.                                              175,000           210,226
                                                                                    -------------
FINANCIAL SERVICES -- 0.1%
Chinatrust Financial Holding Co. Ltd.                                   253,000           179,629
                                                                                    -------------
SEMICONDUCTORS -- 0.3%
United Microelectronics Corp.                                           120,262           410,093
United Microelectronics Corp. ADR (b)                                    11,000             6,946
                                                                                    -------------
                                                                                          417,039
                                                                                    -------------

TELECOMMUNICATIONS -- 0.1%
Chunghwa Telecom Co. Ltd.                                                75,000           141,383
                                                                                    -------------
TEXTILES -- 0.4%
Far Eastern Textile Ltd.                                                870,000           609,657
                                                                                    -------------
                                                                                        1,557,934
                                                                                    -------------

THAILAND -- 0.2%
BANKS -- 0.2%
Bangkok Bank Public Co. Ltd                                             103,300           308,239
                                                                                    -------------

UNITED KINGDOM -- 23.4%
BANKS -- 5.1%
HBOS plc                                                                 41,589           693,932
HSBC Holdings plc                                                       104,901         1,758,519
Lloyds TSB Group plc                                                    109,987         1,051,269
Royal Bank of Scotland Group plc                                        139,140         4,527,275
                                                                                    -------------
                                                                                        8,030,995
                                                                                    -------------

CHEMICALS -- 0.1%
Imperial Chemical Industries plc                                         38,443           231,112
                                                                                    -------------
CONTAINERS -- 0.3%
Rexam plc                                                                54,633           528,829
                                                                                    -------------
ELECTRIC SERVICES -- 0.3%
Centrais Electricas Brasileiras S.A                                  18,900,000           416,890
                                                                                    -------------
INSURANCE -- 0.3%
Amlin plc                                                               114,982           554,996
                                                                                    -------------
MEDICAL PRODUCTS -- 1.1%
Smith & Nephew plc                                                      193,621         1,719,544
                                                                                    -------------
MINERALS -- 2.1%
BHP Billiton plc                                                        185,215         3,383,040
                                                                                    -------------
OIL COMP-INTEGRATED -- 6.2%
BP plc                                                                  703,985         8,085,529
Royal Dutch Shell plc - Class A                                          23,451           732,093
Royal Dutch Shell plc - Class B                                          32,097         1,043,243
                                                                                    -------------
                                                                                        9,860,865
                                                                                    -------------

PHARMACEUTICALS -- 2.8%
GlaxoSmithKline plc                                                     171,114         4,474,307
                                                                                    -------------
PHOTOGRAPHIC PRODUCTS -- 0.4%
Photo-Me International plc                                              361,728           615,493
                                                                                    -------------
PUBLISHING -- 0.3%
Trinity Mirror plc                                                       51,600           510,669
                                                                                    -------------
REAL ESTATE OPERATORS/DEVELOPERS -- 0.4%
British Land Co. plc                                                     33,418           720,638
                                                                                    -------------
RETAIL -- 1.1%
Kingfisher plc                                                          282,225         1,173,589
Next plc                                                                 23,212           664,985
                                                                                    -------------
                                                                                        1,838,574
                                                                                    -------------

TELECOMMUNICATIONS -- 2.9%
AFK Sistema                                                              16,357           399,111
Eircom Group plc                                                        421,452         1,087,519
Vodafone Group plc                                                    1,486,925         3,110,938
                                                                                    -------------
                                                                                        4,597,568
                                                                                    -------------
                                                                                       37,483,520
                                                                                    -------------
TOTAL COMMON STOCKS                                                                   157,040,682
                                                                                    -------------

CORPORATE NOTES -- 0.9%
COMMUNITY DEVELOPMENT -- 0.9%
DOMESTIC -- 0.9%
MMA Community Development Investment, Inc., 2.61%, 7/1/06, (c)+   $     495,000           495,000
MMA Community Development Investment, Inc., 3.92%, 7/1/06, (c)+         980,000           980,000

                                                                                    -------------
TOTAL CORPORATE NOTES                                                                   1,475,000
                                                                                    -------------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 11.4%
SHORT TERM -- 11.4%
Northern Institutional Liquid Asset Portfolio                        17,242,150        17,242,150
U.S. Treasury Bond, 8.75%, 8/15/20                                      482,921           668,741
U.S. Treasury Inflation Indexed Bonds, 0.88%, 4/15/10                   487,484           485,285
                                                                                    -------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                             18,396,176
                                                                                    -------------

TOTAL INVESTMENTS (COST $141,633,924) -- 110.1                                        176,911,858

    Liabilities in excess of other assets -- (10.1%)                                  (16,158,181)
                                                                                    -------------

NET ASSETS -- 100.0%                                                                $ 160,753,677
                                                                                    =============

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of March 31, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.61% - 12/01, $495,000 and MMA Community Development Investment, Inc., 3.92% - 12/01, $980,000. At March 31, 2006 these securities had an aggregate market value of $1,475,000, representing 0.9% of net assets.

(d) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At March 31, 2006, these securities were valued at $29,806 or 0% of net assets.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2006. Date presented reflects next rate change date.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

plc - Public Liability Co.

See notes to schedule of portfolio investments.

MMA Praxis Value Index Fund
Schedule of portfolio investments
March 31, 2006 (unaudited)

                                                                       SHARES          VALUE
COMMON STOCKS -- 98.5%
ADVERTISING AGENCIES -- 0.1%
Interpublic Group of Co., Inc. (a)(b)                                     6,190    $      59,176
                                                                                   -------------
AIRLINES -- 0.1%
Southwest Airlines Co.                                                    3,320           59,727
                                                                                   -------------
APPAREL MANUFACTURERS -- 0.3%
Jones Apparel Group, Inc.                                                 1,590           56,238
Liz Claiborne, Inc. (b)                                                   1,350           55,323
V.F. Corp.                                                                1,280           72,832
                                                                                   -------------
                                                                                         184,393
                                                                                   -------------

AUTOMOTIVE -- 0.5%
AutoNation, Inc. (a)                                                      1,920           41,376
Cummins Engine, Inc.                                                        140           14,714
Ford Motor Co.                                                           26,760          213,010
                                                                                   -------------
                                                                                         269,100
                                                                                   -------------

BANKS -- 15.6%
AmSouth Bancorp                                                           4,960          134,168
Bank of America Corp.                                                    71,550        3,258,386
Bank of New York Co., Inc.                                               11,010          396,800
BB&T Corp.                                                                8,230          322,616
Comerica, Inc.                                                            2,380          137,969
Compass Bancshares, Inc.                                                  1,640           83,000
Fifth Third Bancorp                                                       8,130          319,997
First Horizon National Corp.                                              1,720           71,638
Golden West Financial Corp.                                               1,100           74,690
Huntington Bancshares, Inc.                                               3,230           77,940
KeyCorp                                                                   5,700          209,760
M & T Bank Corp.                                                            670           76,474
Marshall & Ilsley Corp. (b)                                               2,140           93,261
National City Corp.                                                       8,430          294,207
North Fork Bancorp., Inc.                                                 6,100          175,863
Northern Trust Corp.                                                        251           13,178
Regions Financial Corp.                                                   6,400          225,088
State Street Corp.                                                          640           38,675
SunTrust Banks, Inc.                                                      5,440          395,814
U.S. Bancorp.                                                            27,330          833,565
Wachovia Corp.                                                           21,000        1,177,050
Wells Fargo & Co.                                                         9,180          586,327
Zions Bancorp.                                                              740           61,220
                                                                                   -------------
                                                                                       9,057,686
                                                                                   -------------

BEVERAGES -- 0.2%
Coca-Cola Enterprises, Inc.                                               3,470           70,580
PepsiAmericas, Inc.                                                         860           21,027
                                                                                   -------------
                                                                                          91,607
                                                                                   -------------

BROADCAST SERVICES & PROGRAMMING -- 0.4%
Clear Channel Communications, Inc.                                        7,560          219,316
Univision Communications, Inc. (a)                                        1,130           38,951
                                                                                   -------------
                                                                                         258,267
                                                                                   -------------

BROKERAGE SERVICES -- 9.2%
A.G. Edwards, Inc.                                                          814           40,586
Bear Stearns Cos., Inc.                                                   1,800          249,660
Goldman Sachs Group, Inc.                                                 3,540          555,638
JPMorgan Chase & Co.                                                     53,700        2,236,068
Lehman Brothers Holdings, Inc.                                            1,960          283,279
Merrill Lynch & Co.                                                      12,580          990,801
Morgan Stanley                                                           16,220        1,018,940
                                                                                   -------------
                                                                                       5,374,972
                                                                                   -------------

CABLE TV -- 0.6%
Comcast Corp. - Class A (a)                                              13,720          358,915
                                                                                   -------------

CHEMICALS - GENERAL -- 0.7%
Air Products & Chemicals, Inc.                                            3,100          208,289
Engelhard Corp.                                                           1,310           51,889
Lyondell Chemical Co.                                                     2,860           56,914
Sovereign Bancorp, Inc.                                                   4,410           96,623
                                                                                   -------------
                                                                                         413,715
                                                                                   -------------

COMPUTERS & PERIPHERALS -- 2.5%
Ceridian Corp. (a)                                                          448           11,402
EMC Corp. (a)                                                             6,690           91,185
Hewlett-Packard Co.                                                      28,740          945,545
NCR Corp. (a)                                                             2,600          108,654
Sun Microsystems, Inc. (a)                                               53,320          273,532
                                                                                   -------------
                                                                                       1,430,318
                                                                                   -------------

CONSTRUCTION SERVICES -- 0.2%
D.R. Horton, Inc.                                                         1,290           42,854
Lennar Corp.                                                                830           50,115
                                                                                   -------------
                                                                                          92,969
                                                                                   -------------

CONSUMER PRODUCTS -- 0.0%
Bausch & Lomb, Inc. (b)                                                     250           15,925
                                                                                   -------------

CONTAINERS - PAPER & PLASTIC -- 0.1%
Bemis Co., Inc.                                                           1,270           40,107
                                                                                   -------------

COSMETICS & TOILETRIES -- 0.0%
Alberto-Culver Co., Class B                                                 136            6,015
                                                                                   -------------

DISTRIBUTION -- 0.3%
Avnet, Inc. (a)                                                           2,040           51,775
Genuine Parts Co.                                                         2,580          113,081
W.W. Grainger, Inc.                                                         350           26,373
                                                                                   -------------
                                                                                         191,229
                                                                                   -------------

ELECTRIC SERVICES -- 0.9%
Allegheny Energy, Inc. (a)                                                2,400           81,240
Cinergy Corp.                                                             2,950          133,960
Consolidated Edison, Inc. (b)                                             3,430          149,204
NiSource, Inc.                                                            4,050           81,891
Pepco Holdings, Inc.                                                      2,850           64,952
                                                                                   -------------
                                                                                         511,247
                                                                                   -------------

ELECTRONIC & ELECTRICAL - GENERAL -- 0.6%
American Power Conversion Corp.                                              50            1,156
Fisher Scientific International, Inc. (a)                                   550           37,428
Freescale Semiconductor, Inc. (a)                                         4,030          111,913
Jabil Circuit, Inc. (a)                                                      84            3,600
LSI Logic Corp. (a)                                                       5,720           66,123
Micron Technology, Inc. (a)                                               3,760           55,347
Molex, Inc. (b)                                                             212            7,038
Novellus Systems, Inc. (a)                                                  974           23,376
Solectron Corp. (a)                                                       2,980           11,920
                                                                                   -------------
                                                                                         317,901
                                                                                   -------------

ENERGY -- 0.9%
Valero Energy Corp.                                                       9,150          546,987
                                                                                   -------------

FINANCIAL SERVICES -- 12.2%
Ambac Financial Group, Inc.                                               1,210           96,316
Ameriprise Financial, Inc.                                                3,440          155,006
Capital One Financial Corp.                                               1,410          113,533
Charles Schwab Corp.                                                        560            9,638
CIT Group, Inc.                                                           2,930          156,814
Citigroup, Inc.                                                          76,880        3,631,810
Countrywide Financial Corp.                                               4,730          173,591
E*Trade Financial Corp. (a)                                               6,440          173,751
Federal Home Loan Mortgage Corp.                                         10,500          640,500
Federal National Mortgage Association                                    14,570          748,898
Janus Capital Group, Inc.                                                 3,070           71,132
MBIA, Inc. (b)                                                            1,800          108,234
MGIC Investment Corp.                                                     1,260           83,954
PNC Financial Services Group, Inc.                                        4,280          288,087
Washington Mutual, Inc.                                                  15,000          639,300
                                                                                   -------------
                                                                                       7,090,564
                                                                                   -------------

FOOD DISTRIBUTORS & WHOLESALERS -- 0.7%
Albertsons, Inc.                                                          5,140          131,944
Dean Foods Co. (a)                                                        1,880           73,000
Safeway, Inc.                                                             6,550          164,536
SUPERVALU, Inc.                                                           1,740           53,627
                                                                                   -------------
                                                                                         423,107
                                                                                   -------------

FOOD PRODUCTS -- 0.4%
Kraft Foods, Inc.                                                         7,010          212,473
                                                                                   -------------

FOOD STORES -- 0.4%
Kroger Co. (a)(b)                                                        10,140          206,450
                                                                                   -------------

FORESTRY -- 0.2%
Plum Creek Timber Co., Inc.                                               2,560           94,541
                                                                                   -------------

FURNITURE & HOME FURNISHINGS -- 0.1%
Leggett & Platt, Inc.                                                     2,570           62,631
                                                                                   -------------

HEALTH CARE SERVICES -- 0.7%
Aetna, Inc.                                                               1,640           80,590
AmerisourceBergen Corp.                                                   2,950          142,396
Humana, Inc. (a)                                                            160            8,424
McKesson Corp.                                                            1,030           53,694
Medco Health Solutions, Inc. (a)                                            980           56,076
Tenet Healthcare Corp. (a)                                                6,980           51,512
                                                                                   -------------
                                                                                         392,692
                                                                                   -------------

HOTELS & MOTELS -- 0.1%
Starwood Hotels & Resorts Worldwide, Inc.                                   984           66,646
                                                                                   -------------

INDUSTRIAL GOODS & SERVICES -- 0.1%
Masco Corp.                                                               1,340           43,537
                                                                                   -------------

INSURANCE -- 8.0%
AFLAC, Inc.                                                                 770           34,750
Allstate Corp.                                                            9,620          501,298
American International Group, Inc.                                       18,540        1,225,309
Aon Corp.                                                                 4,470          185,550
Chubb Corp.                                                               2,870          273,913
CIGNACorp                                                                   950          124,089
Cincinnati Financial Corp.                                                2,000           84,140
Hartford Financial Services Group, Inc.                                   2,650          213,458
Jefferson-Pilot Corp.                                                     1,910          106,845
Lincoln National Corp.                                                    1,800           98,262
Marsh & McLennan Cos., Inc.                                               7,890          231,650
MetLife, Inc.                                                            11,400          551,418
Principal Financial Group, Inc.                                           1,960           95,648
Protective Life Corp.                                                       970           48,248
SAFECO Corp.                                                              1,770           88,872
The St. Paul Travelers Companies, Inc.                                   10,270          429,183
Torchmark Corp.                                                           1,170           66,807
UnumProvident Corp.                                                       4,140           84,787
WellPoint, Inc. (a)                                                       2,310          178,863
                                                                                   -------------
                                                                                       4,623,090
                                                                                   -------------

INSURANCE PROPERTY-CASUALTY -- 0.7%
ACE Ltd.                                                                  4,970          258,490
XL Capital Ltd.                                                           2,440          156,428
                                                                                   -------------
                                                                                         414,918
                                                                                   -------------

MACHINERY -- 0.6%
Deere & Co.                                                               3,370          266,398
Ingersoll-Rand Co. Ltd.                                                   2,540          106,147
                                                                                   -------------
                                                                                         372,545
                                                                                   -------------

MANUFACTURING -- 1.4%
Brunswick Corp.                                                             470           18,264
Cooper Industries Ltd. - Class A                                          1,280          111,232
Dover Corp.                                                                 790           38,362
SPX Corp.                                                                 1,110           59,296
Tyco International Ltd.                                                  17,920          481,691
Whirlpool Corp.                                                             990           90,555
                                                                                   -------------
                                                                                         799,400
                                                                                   -------------

MEDICAL - BIOMEDICAL/GENETIC -- 0.2%
Biogen Idec, Inc. (a)                                                     1,850           87,135
Chiron Corp. (a)                                                            290           13,285
                                                                                   -------------
                                                                                         100,420
                                                                                   -------------

MEDICAL - HOSPITALS -- 0.0%
Health Management Associates, Inc. - Class A                                680           14,668
                                                                                   -------------

MEDICAL SUPPLIES -- 0.1%
Hillenbrand Industry, Inc. (b)                                              870           47,841
                                                                                   -------------

METALS -- 0.8%
Alcan, Inc.                                                               4,820          220,419
Nucor Corp.                                                               2,360          247,304
                                                                                   -------------
                                                                                         467,723
                                                                                   -------------

MULTIMEDIA -- 1.6%
Time Warner, Inc.                                                        54,650          917,574
                                                                                   -------------

NEWSPAPERS -- 0.7%
Gannett Co., Inc.                                                         3,350          200,732
The New York Times Company - Class A (a)(b)                               2,030           51,379
The Washington Post Company - Class B                                        82           63,694
Tribune Co.                                                               3,660          100,394
                                                                                   -------------
                                                                                         416,199
                                                                                   -------------

OFFICE EQUIPMENT & SERVICES -- 0.4%
Xerox Corp. (a)                                                          13,430          204,136
                                                                                   -------------

OIL - INTEGRATED -- 8.6%
BP plc                                                                   52,350        3,609,009
ConocoPhillips                                                           21,090        1,331,834
                                                                                   -------------
                                                                                       4,940,843
                                                                                   -------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 3.5%
Anadarko Petroleum Corp.                                                  3,450          348,485
Apache Corp.                                                              5,000          327,550
Burlington Resources, Inc.                                                5,610          515,614
Devon Energy Corp.                                                        6,690          409,227
ENSCO International, Inc.                                                   220           11,319
GlobalSantaFe Corp.                                                         280           17,010
Murphy Oil Corp.                                                          2,310          115,084
Nabors Industries Ltd. (a)(b)                                               190           13,600
National-Oilwell Varco, Inc. (a)                                            280           17,954
Noble Corp.                                                                  60            4,866
Rowan Cos., Inc.                                                            150            6,594
The Williams Cos., Inc.                                                   8,010          171,334
Transocean, Inc. (a)                                                        340           27,302
Weatherford International Ltd. (a)                                          970           44,378
                                                                                   -------------
                                                                                       2,030,317
                                                                                   -------------

OIL & GAS TRANSMISSION -- 0.7%
El Paso Corp.                                                             8,980          108,209
KeySpan Corp.                                                             2,400           98,088
Sempra Energy                                                             3,980          184,911
                                                                                   -------------
                                                                                         391,208
                                                                                   -------------

PAPER PRODUCTS -- 1.2%
International Paper Co.                                                   7,590          262,386
MeadWestvaco Corp.                                                        2,590           70,733
Temple-Inland, Inc.                                                       1,600           71,280
Weyerhaeuser Co.                                                          3,750          271,613
                                                                                   -------------
                                                                                         676,012
                                                                                   -------------

PHARMACEUTICALS -- 5.2%
Cardinal Health, Inc.                                                       540           40,241
Caremark Rx, Inc. (a)                                                       500           24,590
King Pharmaceuticals, Inc. (a)                                            3,380           58,305
Pfizer, Inc.                                                            113,350        2,824,682
Watson Pharmaceuticals, Inc. (a)                                          1,530           43,972
                                                                                   -------------
                                                                                       2,991,790
                                                                                   -------------

PRINTING - COMMERCIAL -- 0.2%
R.R. Donnelley & Sons Co.                                                 3,070          100,450
                                                                                   -------------

RAILROADS -- 0.3%
CSX Corp.                                                                 1,180           70,564
Norfolk Southern Corp.                                                    1,590           85,971
                                                                                   -------------
                                                                                         156,535
                                                                                   -------------

RAW MATERIALS -- 0.2%
Vulcan Materials Co.                                                      1,430          123,910
                                                                                   -------------

REAL ESTATE INVESTMENT TRUST -- 2.1%
AMB Property Corp.                                                          980           53,185
Apartment Investment & Management Co.                                     1,390           65,191
Archstone-Smith Trust                                                     2,930          142,896
AvalonBay Communities, Inc.                                               1,100          120,010
Duke Realty Corp.                                                         2,060           78,177
Equity Office Properties Trust                                            5,680          190,734
Equity Residential Properties Trust                                       4,090          191,371
ProLogis                                                                  3,620          193,670
Vornado Realty Trust                                                      1,650          158,400
                                                                                   -------------
                                                                                       1,193,634
                                                                                   -------------

RECREATIONAL PRODUCTS -- 0.2%
Mattel, Inc.                                                              5,650          102,435
                                                                                   -------------

RESIDENTIAL BUILDING CONSTRUCTION -- 0.2%
Centex Corp.                                                                610           37,814
KB Home                                                                     250           16,245
Pulte Homes, Inc.                                                         1,590           61,088
                                                                                   -------------
                                                                                         115,147
                                                                                   -------------

RESTAURANTS -- 1.2%
McDonald's Corp.                                                         19,130          657,307
Wendy's International, Inc.                                                 518           32,147
                                                                                   -------------
                                                                                         689,454
                                                                                   -------------

RETAIL -- 1.9%
Circuit City Stores, Inc.                                                 1,380           33,782
Costco Wholesale Corp.                                                    2,470          133,775
CVS Corp.                                                                 2,730           81,545
Family Dollar Stores, Inc.                                                1,950           51,870
Federated Department Stores, Inc.                                         3,918          286,015
J.C. Penney Co., Inc.                                                     3,250          196,333
Kohl's Corp. (a)                                                            520           27,565
Office Depot, Inc. (a)                                                      520           19,365
Sears Holding Company (a)(b)                                              1,160          153,398
The Gap, Inc.                                                             4,650           86,862
                                                                                   -------------
                                                                                       1,070,510
                                                                                   -------------

SOFTWARE & COMPUTER SERVICES -- 0.0%
Affiliated Computer Services - Class A (a)                                  320           19,091
Symbol Technologies, Inc. (b)                                               790            8,358
                                                                                   -------------
                                                                                          27,449
                                                                                   -------------

SOFTWARE & SERVICES -- 0.3%
Compuware Corp. (a)                                                       5,420           42,439
Symantec Corp. (a)                                                        6,350          106,870
                                                                                   -------------
                                                                                         149,309
                                                                                   -------------

TELECOMMUNICATIONS -- 9.2%
ALLTEL Corp.                                                              5,760          372,960
AT&T, Inc.                                                               59,360        1,605,094
BellSouth Corp.                                                          27,520          953,568
CenturyTel, Inc.                                                          1,880           73,546
Sprint Nextel Corp.                                                      30,080          777,267
Telephone & Data Systems, Inc. (b)                                        1,510           59,554
Verizon Communications, Inc.                                             45,090        1,535,765
                                                                                   -------------
                                                                                       5,377,754
                                                                                   -------------

TELECOMMUNICATIONS-SERVICES & EQUIPMENT -- 0.7%
Avaya, Inc. (a)                                                           5,860           66,218
Comverse Technology, Inc. (a)                                               776           18,259
Nortel Networks Corp. (a)(b)                                             62,990          192,120
Tellabs, Inc. (a)                                                         7,050          112,095
                                                                                   -------------
                                                                                         388,692
                                                                                   -------------

TRANSPORTATION - SERVICES -- 0.0%
YRC Worldwide, Inc. (a)(b)                                                  480           18,269
                                                                                   -------------

TRANSPORTATION SERVICES -- 0.1%
FedEx Corp.                                                                 490           55,341
                                                                                   -------------

TRAVEL SERVICES -- 0.1%
Sabre Holdings Corp. (b)                                                  1,840           43,295
                                                                                   -------------

TOTAL COMMON STOCKS                                                                $  56,893,765
                                                                                   -------------

CORPORATE NOTES -- 0.7%
COMMUNITY DEVELOPMENT -- 0.7%
MMA Community Development Investment, Inc., 2.61%, 7/1/06, (c)+          75,000           75,000
MMA Community Development Investment, Inc., 3.92%, 7/1/06, (c)+         335,000          335,000
                                                                                   -------------

TOTAL CORPORATE NOTES                                                                    410,000
                                                                                   -------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 2.7%
SHORT TERM -- 2.7%
Anz Bank Government Letter of Credit                                      6,175            6,175
Banco Santander Central Hispano S.A. Letter of Credit                     9,263            9,263
Bank of New York City Letter of Credit                                       62               62
Chase Manhattan Letter of Credit                                              1                1
Krediet Bank Letter of Credit                                            14,173           14,173
Lloyds Letter of Credit                                                  43,226           43,226
LOCC HSBC Letter of Credit                                               12,351           12,351
Monte Dei Paschi Di Siena Letter of Credit                               15,438           15,438
National Australia Letter of Credit                                      30,876           30,876
Northern Institutional Liquid Asset Portfolio                         1,341,902        1,341,902
Paribas Letter of Credit                                                 37,051           37,051
Royal Bank Canada Letter of Credit                                       18,525           18,525
San Paolo IMI Bank Letter of Credit                                      12,350           12,350
Standard Chartered Bank Letter of Credit                                  9,263            9,263
Westpac Letter of Credit                                                  9,201            9,201
                                                                                   -------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                             1,559,857
                                                                                   -------------

TOTAL INVESTMENTS (COST $48,521,104) -- 101.9%
                                                                                      58,863,622

    Liabilities in excess of other assets -- (1.9%)                                   (1,110,554)
                                                                                   -------------

NET ASSETS -- 100.0%                                                               $  57,753,068
                                                                                   =============

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of March 31, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.61% - 7/02, $75,000 and MMA Community Development Investment, Inc., 3.92% - 12/01, $335,000. At March 31, 2006 these securities had an aggregate market value of $410,000, representing 0.7% of net assets.

+ Variable rate security. Rates presented are the rates in effect at March 31, 2006. Date presented reflects next rate change date.

ADR - American Depositary Receipt

plc - Public Liability Co.

                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                             CONTRACTS   APPRECIATION
                                                        ---------   ------------

S&P Barra Value Index Futures Contract, expiring
June, 2006 (underlying face amount at value $514,125)       3          $5,663

See accompanying notes to portfolio of investments.

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security close prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds' Board of Trustees. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds' securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to a certain percentage of the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The Funds may enter into event-linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the "Valuation Procedures"). The Valuation Procedures contemplate the Board's delegation of the implementation of the Valuation Procedures to the Adviser. In valuating restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission ("SEC") an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the "Adviser"), MMA Community Development Investments, Inc. ("MMA CDI"). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the "CDI-Notes"). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC's exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of March 31, 2006:

                                             Intermediate         Core             Value
                                                Income            Stock            Index        International
                                                 Fund             Fund             Fund              Fund
                                             -------------    -------------    -------------    -------------
Tax cost of portfolio investments            $ 331,653,211    $ 341,954,602    $  49,204,635    $ 141,811,534
                                             =============    =============    =============    =============
Gross unrealized appreciation                      950,045       18,158,311       11,463,870       35,825,006
Gross unrealized depreciation                   (6,781,808)      (7,748,035)      (1,804,883)        (724,682)
                                             -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)      (5,831,763)      10,410,276        9,658,987       35,100,324

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)

/s/ Steven T. McCabe
--------------------
Steven T. McCabe, Treasurer

Date:  May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Steven T. McCabe
--------------------
Steven T. McCabe, Treasurer

Date:  May 30, 2006

By (Signature and Title)

/s/ John Liechty
----------------
John Liechty, President

Date:  May 30, 2006